Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Components of inventories

	Successor
	2012	2011
Raw materials	$58.0	$52.0
Work in process	30.0	25.1
Finished products	87.3	81.0

	$175.3	$158.1

Changes in Holdings' allowance for excess and obsolete inventory

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$2.0	$—	$16.1	$15.1
Charge to expense	4.4	2.3	0.2	3.2
Inventory written off	(0.5)	(0.4)	—	(2.1)
Other	0.5	0.1	0.5	(0.1)

End of period	$6.4	$2.0	$16.8	$16.1